REVOLVING CREDIT FACILITY (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended
	Nov. 06, 2014	Mar. 31, 2015	Dec. 31, 2014	Jul. 02, 2014
Line of Credit | Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 20,000
Ending interest rate		3.27%	3.26%
Unused capacity fee, percentage	0.50%
Line of credit facility, benchmark subject to minimum monthly EBITDA requirements	5,000
Line of Credit | Credit Facility | State of Alaska
Line of Credit Facility [Line Items]
Line of credit facility, monthly EBITDA requirements	8,000
Line of Credit | Credit Facility | Borrowing Base Availability
Line of Credit Facility [Line Items]
Concentration risk, benchmark	20,000
Line of Credit | Credit Facility | Borrowing Base Availability | Accounts Receivable
Line of Credit Facility [Line Items]
Concentration risk, percentage	85.00%
Line of Credit | Credit Facility | Borrowing Base Availability | Equipment
Line of Credit Facility [Line Items]
Concentration risk, percentage	85.00%
Line of Credit | Credit Facility | Borrowing Base Availability | Equipment | State of Alaska
Line of Credit Facility [Line Items]
Concentration risk, percentage	75.00%
Line of Credit | Credit Facility | Minimum
Line of Credit Facility [Line Items]
Line of credit facility, monthly EBITDA requirements	17,000
Line of Credit | Credit Facility | Maximum
Line of Credit Facility [Line Items]
Line of credit facility, monthly EBITDA requirements	20,000
Line of Credit | Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Description of variable rate basis	LIBOR
Basis spread on variable rate	3.00%
Line of Credit | Accordion Feature | Minimum
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,000
Line of Credit | Accordion Feature | Maximum
Line of Credit Facility [Line Items]
Maximum borrowing capacity	10,000
Line of Credit | Sub-Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 10,000
Line of Credit | Letter of credit
Line of Credit Facility [Line Items]
Unused capacity fee, percentage	3.00%
Senior secured notes | Notes
Line of Credit Facility [Line Items]
Stated interest rate				10.00%